Income Taxes (Deferred Income Taxes Arise from Temporary Differences Between Financial Reporting and Tax Reporting Bases of Assets and Liabilities) (Detail) (USD $)
In Millions, unless otherwise specified
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
Receivable Basis Difference	$ 6	$ 7
Accrued Liabilities	60	72
Equity Compensation	40	41
Loss and Credit Carryforwards	15	10
Property-Related	39	43
Inventory Basis Differences	28	19
Interest	47	46
Other, Deferred Income Tax Assets	26	26
Total Deferred Income Tax Assets	261	264
Valuation Allowance for Deferred Income Tax Assets		(1)
Net Deferred Income Tax Assets	261	263
Goodwill and Other Intangibles	(288)	(321)
Revenue on Lease Contracts	(499)	(502)
Other, Deferred Income Tax Liabilities	(29)	(1)
Total Deferred Income Tax Liabilities	(816)	(824)
Net Deferred Income Tax Liabilities	$ (555)	$ (561)